STOCK OPTIONS and CAPITAL STOCK (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Outstanding at beginning of year, shares	14,000	43,000	64,600
Granted, shares		0	0
Exercised, shares		0	0
Expired, shares	14,000	29,000	21,600
Outstanding at year-end, shares	0	14,000	43,000
Options exercisable at year-end, shares	0	14,000	43,000
Outstanding at beginning of year, weighted average exercise price	$ 39.00	$ 38.40	$ 36.93
Granted, weighted average exercise price
Exercised, weighted average exercise price
Expired, weighted average exercise price	$ 39.00	$ 38.11	$ 34.00
Outstanding at year-end, weighted average exercise price		$ 39.00	$ 38.40
Options exercisable at year-end, weighted average exercise price			$ 38.40
Option price	$ 0.00	$ 39.00
Weighted average fair value of options granted during year	$ 0	$ 0	$ 0
Weighted average grant date fair value of options granted during year	$ 0	$ 0	$ 0
Weighted average remaining contractual life (in years)		0 years 4 months	0 years 7 months
Non-vested at beginning of year, shares
Granted, shares
Vested, shares
Non-vested at year-end, shares
Non-vested at beginning of year, weighted average grant date fair value
Granted, weighted average grant date fair value
Vested, weighted average grant date fair value
Non-vested at year-end, weighted average grant date fair value
Maximum
Option price			$ 39.00
Minimum
Option price			$ 37.80